Notes Payable (Details) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Notes Payable [Abstract]
Bank acceptance notes	$ 15,050,902	$ 17,120,504
Total	$ 15,050,902	$ 17,120,504